UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 61.0%
Industrial - 52.1%
Basic - 3.1%
Anglo American Capital PLC
3.25%, 4/03/23 (a)	EUR	644	$648,252
ArcelorMittal
5.125%, 6/01/20	U.S.$	566	582,980
6.125%, 6/01/18		1,283	1,350,203
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		1,440	1,353,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		540	541,145
Freeport-McMoRan, Inc.
2.375%, 3/15/18		681	667,380
Huntsman International LLC
4.875%, 11/15/20		347	348,735
Lundin Mining Corp.
7.50%, 11/01/20 (a)		327	333,540
7.875%, 11/01/22 (a)		90	92,025
Novelis, Inc.
8.375%, 12/15/17		424	433,540
PQ Corp.
6.75%, 11/15/22		204	212,670
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		854	890,295
Steel Dynamics, Inc.
6.125%, 8/15/19		430	445,050
Teck Resources Ltd.
4.50%, 1/15/21		740	643,800
8.00%, 6/01/21		17	17,510
United States Steel Corp.
8.375%, 7/01/21		501	526,050

			9,086,775

Capital Goods - 6.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.512% (LIBOR 3 Month + 3.00%), 12/15/19 (a)(b)		2,058	2,065,717
Ashtead Capital, Inc.
6.50%, 7/15/22 (a)		1,055	1,097,854
Ball Corp.
4.375%, 12/15/20		817	859,382
Berry Plastics Corp.
6.00%, 10/15/22		287	296,686
Bombardier, Inc.
7.50%, 3/15/18 (a)		795	816,863
Clean Harbors, Inc.
5.125%, 6/01/21		554	566,808
5.25%, 8/01/20		885	906,019
CNH Industrial Capital LLC
3.25%, 2/01/17		712	716,272
3.625%, 4/15/18		975	975,000

	Principal Amount (000)		U.S. $ Value
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		84	84,420
9.875%, 2/01/21		686	730,590
HD Supply, Inc.
5.25%, 12/15/21 (a)		412	430,025
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
7.75%, 6/01/24		742	723,450
KLX, Inc.
5.875%, 12/01/22 (a)		961	941,780
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		438	438,548
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23		1,205	1,220,062
7.125%, 4/15/19		814	828,245
7.875%, 8/15/19		501	513,525
Sealed Air Corp.
4.875%, 12/01/22 (a)		660	678,975
6.50%, 12/01/20 (a)		126	143,325
SPX FLOW, Inc.
6.875%, 9/01/17		1,335	1,390,069
Standard Industries, Inc./NJ
5.125%, 2/15/21 (a)		835	857,962
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	721,044
Terex Corp.
6.00%, 5/15/21	U.S.$	139	139,174
United Rentals North America, Inc.
7.375%, 5/15/20		240	249,600
7.625%, 4/15/22		715	763,263

			19,154,658

Communications - Media - 6.3%
Altice Financing SA
6.625%, 2/15/23 (a)		1,070	1,053,950
7.50%, 5/15/26		200	196,000
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		716	710,630
AMC Networks, Inc.
4.75%, 12/15/22		295	292,788
5.00%, 4/01/24		750	742,406
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	407,270
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	U.S.$	430	441,288
CSC Holdings LLC
6.75%, 11/15/21		1,050	1,071,000
8.625%, 2/15/19		420	463,310
DISH DBS Corp.
4.625%, 7/15/17		65	66,138
5.125%, 5/01/20		160	162,700
7.875%, 9/01/19		1,278	1,408,995
Hughes Satellite Systems Corp.
6.50%, 6/15/19		665	718,200

	Principal Amount (000)	U.S. $ Value
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23	865	903,925
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	560	570,500
5.00%, 4/15/22 (a)	290	295,800
RR Donnelley & Sons Co.
7.00%, 2/15/22	250	245,000
8.25%, 3/15/19	789	850,147
Sinclair Television Group, Inc.
5.375%, 4/01/21	718	739,540
6.375%, 11/01/21	460	483,000
Sirius XM Radio, Inc.
5.75%, 8/01/21 (a)	580	602,475
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19	1,435	1,461,906
TEGNA, Inc.
4.875%, 9/15/21 (a)	1,011	1,036,275
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)	947	945,224
Time, Inc.
5.75%, 4/15/22 (a)	1,050	987,000
Univision Communications, Inc.
5.125%, 5/15/23 (a)	347	344,398
6.75%, 9/15/22 (a)	1,286	1,356,730

		18,556,595

Communications - Telecommunications - 3.7%
CenturyLink, Inc.
Series N
6.00%, 4/01/17	600	615,000
Series S
6.45%, 6/15/21	150	152,438
CommScope, Inc.
4.375%, 6/15/20 (a)	577	594,310
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)	168	170,520
Frontier Communications Corp.
6.25%, 9/15/21	995	938,048
8.125%, 10/01/18	530	580,721
8.875%, 9/15/20	430	459,025
Level 3 Communications, Inc.
5.75%, 12/01/22	284	287,550
Numericable-SFR SA
6.00%, 5/15/22 (a)	289	281,052
Qwest Capital Funding, Inc.
6.50%, 11/15/18	510	541,875
SBA Communications Corp.
4.875%, 7/15/22	380	379,050
5.625%, 10/01/19	858	885,885
SoftBank Group Corp.
4.50%, 4/15/20 (a)	436	450,170
5.375%, 7/30/22 (a)	407	427,350

	Principal Amount (000)		U.S. $ Value
Sprint Communications, Inc.
9.00%, 11/15/18 (a)		771	821,115
T-Mobile USA, Inc.
5.25%, 9/01/18		915	933,300
6.25%, 4/01/21		230	239,918
6.542%, 4/28/20		270	278,438
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		371	363,580
6.50%, 4/30/20 (a)		979	1,005,922
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25		393	400,860

			10,806,127

Consumer Cyclical - Automotive - 2.3%
Alliance Automotive Finance PLC
6.25%, 12/01/21 (a)	EUR	353	413,287
Commercial Vehicle Group, Inc.
7.875%, 4/15/19	U.S.$	1,532	1,486,040
Dana Holding Corp.
5.375%, 9/15/21		989	1,014,219
LKQ Corp.
4.75%, 5/15/23		792	778,140
Schaeffler Holding Finance BV
6.25%, 11/15/19 (a)(c)		250	260,000
6.75%, 11/15/22 (a)(c)		200	220,000
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (a)(c)		275	280,500
Tenneco, Inc.
6.875%, 12/15/20		1,260	1,304,100
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)		890	902,238

			6,658,524

Consumer Cyclical - Entertainment - 1.5%
AMC Entertainment, Inc.
5.875%, 2/15/22		524	526,620
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		970	1,005,162
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		419	416,905
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		831	865,279
NCL Corp., Ltd.
4.625%, 11/15/20 (a)		202	201,620
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		600	598,500
Regal Entertainment Group
5.75%, 6/15/23		870	876,525

			4,490,611

Consumer Cyclical - Other - 6.9%
Beazer Homes USA, Inc.
6.625%, 4/15/18		1,234	1,255,595

	Principal Amount (000)		U.S. $ Value
CalAtlantic Group, Inc.
6.25%, 12/15/21		536	569,500
6.625%, 5/01/20		267	293,033
8.375%, 5/15/18		260	285,025
Cirsa Funding Luxembourg SA
5.75%, 5/15/21	EUR	185	209,997
DR Horton, Inc.
3.625%, 2/15/18	U.S.$	375	380,981
3.75%, 3/01/19		590	598,850
4.00%, 2/15/20		600	618,000
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		106	109,180
5.375%, 11/01/23		1,024	1,068,800
International Game Technology PLC
5.625%, 2/15/20 (a)		1,150	1,211,812
6.25%, 2/15/22 (a)		640	650,400
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		1,110	1,151,625
KB Home
7.00%, 12/15/21		144	144,720
8.00%, 3/15/20		265	283,550
9.10%, 9/15/17		489	520,785
Lennar Corp.
4.125%, 12/01/18		200	202,000
4.50%, 6/15/19		150	155,685
6.95%, 6/01/18		1,275	1,348,312
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	595,500
MDC Holdings, Inc.
5.625%, 2/01/20		409	422,293
Meritage Homes Corp.
7.00%, 4/01/22		622	671,760
7.15%, 4/15/20		708	759,330
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%, 5/01/24		107	113,153
MGM Resorts International
6.625%, 12/15/21		276	300,150
8.625%, 2/01/19		319	358,237
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,555	1,578,325
PulteGroup, Inc.
4.25%, 3/01/21		1,477	1,522,787
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		827	818,730
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (a)		695	702,384
Toll Brothers Finance Corp.
4.375%, 4/15/23		285	280,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		524	527,275

	Principal Amount (000)		U.S. $ Value
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		550	535,040

			20,243,539

Consumer Cyclical - Retailers - 2.1%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	216	258,550
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,497	1,519,455
Dollar Tree, Inc.
5.25%, 3/01/20 (a)		60	61,800
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,395	1,374,075
Hanesbrands, Inc.
4.625%, 5/15/24		495	496,237
L Brands, Inc.
6.625%, 4/01/21		490	551,250
8.50%, 6/15/19		510	591,600
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	301	368,129
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25	U.S.$	395	413,763
5.75%, 6/01/22		387	401,029
William Carter Co. (The)
5.25%, 8/15/21		110	113,850

			6,149,738

Consumer Non-Cyclical - 8.0%
Amsurg Corp.
5.625%, 11/30/20-7/15/22		1,042	1,073,005
Aramark Services, Inc.
5.125%, 1/15/24		141	143,820
5.75%, 3/15/20		197	202,910
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	657	819,966
5.50%, 7/15/21 (a)		580	673,679
Care UK Health & Social Care PLC
5.591%, 7/15/19 (a)(b)		233	254,349
Constellation Brands, Inc.
3.75%, 5/01/21	U.S.$	440	454,740
4.25%, 5/01/23		695	722,800
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,240,800
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,752	1,655,640
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22		567	576,923
HCA, Inc.
6.50%, 2/15/20		510	564,188
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		67	68,508
HRG Group, Inc.
7.875%, 7/15/19		1,536	1,610,880
IMS Health, Inc.
4.125%, 4/01/23 (a)	EUR	391	440,421

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)	U.S.$	793	843,054
LifePoint Health, Inc.
5.50%, 12/01/21		1,343	1,400,077
Mallinckrodt International Finance SA
3.50%, 4/15/18		652	634,070
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		657	634,005
5.75%, 8/01/22 (a)		306	290,700
MEDNAX, Inc.
5.25%, 12/01/23 (a)		272	275,400
Post Holdings, Inc.
6.75%, 12/01/21 (a)		968	1,023,660
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	354	479,509
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	470	453,550
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		695	714,112
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		270	272,700
6.625%, 8/15/22		1,165	1,219,976
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	346	405,092
Tenet Healthcare Corp.
4.75%, 6/01/20	U.S.$	125	128,038
6.00%, 10/01/20		248	261,640
6.25%, 11/01/18		657	693,135
Tesco PLC
Series E
6.125%, 2/24/22	GBP	490	712,594
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)	U.S.$	310	265,050
5.875%, 5/15/23 (a)		280	226,100
6.375%, 10/15/20 (a)		430	369,800
6.75%, 8/15/18 (a)		738	714,015
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	974,920

			23,493,826

Energy - 3.8%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	216	207,360
6.00%, 12/01/20		266	268,883
Cenovus Energy, Inc.
3.00%, 8/15/22		386	352,364
3.80%, 9/15/23		30	28,233
Chesapeake Energy Corp.
7.25%, 12/15/18		470	408,900
Continental Resources, Inc./OK
3.80%, 6/01/24		26	22,685
4.50%, 4/15/23		65	60,613
5.00%, 9/15/22		261	255,128

	Principal Amount (000)	U.S. $ Value
Energy Transfer Equity LP
7.50%, 10/15/20	1,675	1,775,500
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	107	89,078
Laredo Petroleum, Inc.
5.625%, 1/15/22	90	84,150
7.375%, 5/01/22	127	127,318
Noble Holding International Ltd.
3.95%, 3/15/22	275	191,469
PHI, Inc.
5.25%, 3/15/19	1,130	1,042,425
QEP Resources, Inc.
5.375%, 10/01/22	328	305,860
Range Resources Corp.
5.00%, 3/15/23	34	31,875
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (d)	1,010	1,020,100
6.25%, 3/15/22	385	395,587
SM Energy Co.
5.00%, 1/15/24	415	354,825
Southern Star Central Corp.
5.125%, 7/15/22 (a)	2,000	1,950,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21	990	1,007,325
Transocean, Inc.
5.05%, 10/15/22 (e)	827	585,102
6.50%, 11/15/20	133	118,197
6.80%, 12/15/16 (e)	150	151,500
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	30	25,725
Whiting Petroleum Corp.
5.00%, 3/15/19	69	63,480
WPX Energy, Inc.
6.00%, 1/15/22	340	316,200

		11,239,882

Other Industrial - 0.4%
Belden, Inc.
5.50%, 9/01/22 (a)	185	186,387
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	1,066	1,063,335

		1,249,722

Services - 1.2%
ADT Corp. (The)
3.50%, 7/15/22	345	316,106
4.125%, 6/15/23	451	422,249
APX Group, Inc.
6.375%, 12/01/19	466	461,340
7.875%, 12/01/22	259	260,943
IHS, Inc.
5.00%, 11/01/22	1,431	1,477,507

	Principal Amount (000)		U.S. $ Value
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23		487	516,220

			3,454,365

Technology - 3.6%
Amkor Technology, Inc.
6.375%, 10/01/22		305	293,563
CDW LLC/CDW Finance Corp.
6.00%, 8/15/22		146	152,570
Dell, Inc.
4.625%, 4/01/21		785	784,019
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21		228	232,508
7.125%, 6/15/24		397	414,635
First Data Corp.
5.00%, 1/15/24 (a)		711	712,777
6.75%, 11/01/20 (a)		1,041	1,087,845
Infor US, Inc.
5.75%, 8/15/20 (a)		827	866,282
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	626	840,446
Iron Mountain, Inc.
6.00%, 10/01/20 (a)	U.S.$	272	284,580
6.00%, 8/15/23		281	295,753
Micron Technology, Inc.
5.25%, 8/01/23 (a)		1,014	864,435
Nokia Oyj
5.375%, 5/15/19		415	444,050
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	663,000
4.625%, 6/01/23		509	517,907
Sabre GLBL, Inc.
5.375%, 4/15/23 (a)		572	584,870
Sanmina Corp.
4.375%, 6/01/19 (a)		1,500	1,533,750

			10,572,990

Transportation - Airlines - 1.0%
Air Canada
6.75%, 10/01/19 (a)		1,520	1,573,504
8.75%, 4/01/20 (a)		265	279,575
British Airways PLC
8.75%, 8/23/16 (b)	GBP	899	1,203,311

			3,056,390

Transportation - Services - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, 6/01/22 (a)	U.S.$	1,689	1,629,885
5.50%, 4/01/23		311	306,335
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	237	272,348

	Principal Amount (000)		U.S. $ Value
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	368,650
5.875%, 10/15/20		663	679,575
7.50%, 10/15/18		750	764,062
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		148	141,155
7.875%, 9/01/19 (a)		955	974,100

			5,136,110

			153,349,852

Financial Institutions - 7.2%
Banking - 3.5%
Ally Financial, Inc.
3.75%, 11/18/19		380	380,950
4.125%, 3/30/20		370	370,925
4.75%, 9/10/18		754	769,080
5.50%, 2/15/17		100	101,500
Barclays Bank PLC
7.75%, 4/10/23		1,377	1,421,753
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(f)	EUR	100	105,417
5.919%, 4/18/17 (f)	U.S.$	263	262,343
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		500	500,625
Danske Bank A/S
5.684%, 2/15/17 (f)	GBP	500	665,625
Lloyds Bank PLC
4.385%, 5/12/17 (f)	EUR	850	985,735
Lloyds Banking Group PLC
6.267%, 11/14/16 (a)(f)	U.S.$	680	654,500
Royal Bank of Scotland Group PLC
6.00%, 12/19/23		344	349,549
Series U
7.64%, 9/30/17 (f)		1,200	1,140,000
Societe Generale SA
5.922%, 4/05/17 (a)(f)		1,552	1,564,928
Zions Bancorporation
5.65%, 11/15/23		1,112	1,117,560

			10,390,490

Finance - 2.9%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	753,725
CIT Group, Inc.
4.25%, 8/15/17		370	376,845
5.00%, 5/15/17		870	884,137
5.50%, 2/15/19 (a)		481	503,246
International Lease Finance Corp.
8.25%, 12/15/20		400	472,928
8.875%, 9/01/17		1,283	1,367,999
Navient Corp.
4.875%, 6/17/19		1,151	1,110,715
5.50%, 1/15/19		838	839,592
8.00%, 3/25/20		320	327,002

	Principal Amount (000)		U.S. $ Value
OneMain Financial Holdings, Inc.
6.75%, 12/15/19 (a)		433	422,175
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,958	1,566,400

			8,624,764

Insurance - 0.2%
CNO Financial Group, Inc.
4.50%, 5/30/20		683	706,905

Other Finance - 0.2%
Lincoln Finance Ltd.
6.875%, 4/15/21	EUR	204	242,236
7.375%, 4/15/21	U.S.$	200	207,000

			449,236

REITS - 0.4%
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		89	88,110
VEREIT Operating Partnership LP
4.125%, 6/01/21		896	934,636

			1,022,746

			21,194,141

Utility - 1.7%
Electric - 1.7%
Calpine Corp.
6.00%, 1/15/22 (a)		926	969,985
ContourGlobal Power Holdings SA
5.125%, 6/15/21	EUR	657	721,815
DPL, Inc.
6.75%, 10/01/19	U.S.$	1,404	1,425,060
Dynegy, Inc.
6.75%, 11/01/19		579	579,724
FirstEnergy Corp.
Series B
4.25%, 3/15/23		745	768,593
NRG Energy, Inc.
8.25%, 9/01/20		360	372,265
Talen Energy Supply LLC
6.50%, 5/01/18		275	276,375

			5,113,817

Total Corporates - Non-Investment Grade (cost $182,140,280)			179,657,810

CORPORATES - INVESTMENT GRADE - 12.6%
Industrial - 7.1%
Basic - 0.4%
CF Industries, Inc.
3.45%, 6/01/23		105	104,906
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		680	639,540
Glencore Funding LLC
2.125%, 4/16/18 (a)		52	50,700

	Principal Amount (000)	U.S. $ Value
Vale Overseas Ltd.
4.375%, 1/11/22	450	421,740

		1,216,886

Capital Goods - 0.0%
General Electric Co.
Series D
5.00%, 1/21/21 (f)	35	37,135

Communications - Media - 0.5%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)	408	426,870
6.125%, 9/15/23 (a)	266	289,275
Discovery Communications LLC
4.90%, 3/11/26	729	773,086
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(f)	114	117,562

		1,606,793

Communications - Telecommunications - 0.7%
Crown Castle International Corp.
4.875%, 4/15/22	880	966,416
Qwest Corp.
6.75%, 12/01/21	265	286,704
Verizon Communications, Inc.
2.625%, 2/21/20	665	688,185

		1,941,305

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
3.20%, 1/15/21	716	737,540
General Motors Co.
4.00%, 4/01/25	470	473,731
4.875%, 10/02/23	699	744,114

		1,955,385

Consumer Cyclical - Retailers - 0.3%
AutoNation, Inc.
6.75%, 4/15/18	106	113,766
CVS Health Corp.
3.50%, 7/20/22	600	646,013

		759,779

Consumer Non-Cyclical - 1.2%
Molson Coors Brewing Co.
1.45%, 7/15/19	459	460,162
Mylan, Inc.
3.125%, 1/15/23 (a)	925	918,527
Newell Brands, Inc.
3.85%, 4/01/23	108	114,552
5.00%, 11/15/23	701	736,067
Perrigo Co. PLC
2.30%, 11/08/18	750	756,457

	Principal Amount (000)	U.S. $ Value
Universal Health Services, Inc.
4.75%, 8/01/22 (a)	431	438,379

		3,424,144

Energy - 1.2%
Devon Energy Corp.
4.00%, 7/15/21	251	254,025
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	180	177,300
7.25%, 10/01/20 (a)	289	299,837
Kinder Morgan, Inc./DE
7.00%, 6/15/17	55	57,279
7.25%, 6/01/18	871	941,960
Marathon Oil Corp.
2.70%, 6/01/20	325	306,050
Noble Energy, Inc.
5.625%, 5/01/21	445	463,552
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20	1,000	1,049,718

		3,549,721

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22	192	204,015

Technology - 2.0%
Denali International LLC/Denali Finance Corp.
5.625%, 10/15/20 (a)	520	545,480
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 6/01/19	448	458,936
4.42%, 6/15/21	448	461,113
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	981	1,049,833
Lam Research Corp.
3.45%, 6/15/23	900	929,503
Micron Technology, Inc.
7.50%, 9/15/23	192	204,000
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25	522	438,354
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	517	536,297
Total System Services, Inc.
3.75%, 6/01/23	333	338,203
3.80%, 4/01/21	309	327,161
Western Digital Corp.
7.375%, 4/01/23	716	762,540

		6,051,420

		20,746,583

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 5.1%
Banking - 1.9%
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)		520	570,700
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	647,903
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21	U.S.$	700	706,964
Deutsche Bank AG
Series G
3.375%, 5/12/21		598	600,059
Lloyds Banking Group PLC
3.10%, 7/06/21		200	199,852
4.50%, 11/04/24		900	913,034
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		600	622,363
Santander Bank NA
8.75%, 5/30/18		250	278,409
UBS AG/Jersey
7.25%, 2/22/22 (a)		975	998,161

			5,537,445

Brokerage - 0.5%
E*TRADE Financial Corp.
5.375%, 11/15/22		900	949,500
GFI Group, Inc.
8.375%, 7/19/18		467	504,360

			1,453,860

Finance - 0.7%
Aviation Capital Group Corp.
3.875%, 9/27/16 (a)		310	310,443
4.625%, 1/31/18 (a)		126	128,520
7.125%, 10/15/20 (a)		713	813,038
HSBC Finance Corp.
6.676%, 1/15/21		783	877,355

			2,129,356

Insurance - 1.2%
Allstate Corp. (The)
6.125%, 5/15/37		605	529,375
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(f)		500	541,250
Progressive Corp. (The)
6.70%, 6/15/37		725	665,188
Prudential Financial, Inc.
8.875%, 6/15/38		820	902,000
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		900	900,000

			3,537,813

	Principal Amount (000)	U.S. $ Value
REITS - 0.8%
EPR Properties
5.75%, 8/15/22	690	749,338
HCP, Inc.
4.25%, 11/15/23	737	764,869
Welltower, Inc.
4.95%, 1/15/21	655	725,532

		2,239,739

		14,898,213

Utility - 0.4%
Electric - 0.4%
EDP Finance BV
6.00%, 2/02/18 (a)	526	554,930
PSEG Power LLC
3.00%, 6/15/21	743	753,268

		1,308,198

Total Corporates - Investment Grade (cost $36,682,071)		36,952,994

BANK LOANS - 6.6%
Industrial - 6.5%
Basic - 0.2%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 6/30/19 (b)	74	70,216
Ineos US Finance LLC
4.25% (LIBOR 1 Month + 3.25%), 3/31/22 (b)	612	599,696

		669,912

Capital Goods - 0.1%
Berry Plastics Corporation
3.50% (LIBOR 1 Month + 2.50%), 1/06/21 (b)	288	285,391
Serta Simmons Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/01/19 (b)	133	132,512

		417,903

Communications - Media - 0.4%
Checkout Holding Corp. (fka Catalina Marketing)
4.50% (LIBOR 1 Month + 3.50%), 4/09/21 (b)	245	204,372
Time, Inc.
4.25% (LIBOR 1 Month + 3.25%), 4/26/21 (b)	512	508,442

	Principal Amount (000)	U.S. $ Value
TownSquare Media, Inc.
4.25% (LIBOR 1 Month + 3.25%), 4/01/22 (b)	420	418,061

		1,130,875

Consumer Cyclical - Automotive - 0.3%
American Tire Distributors, Inc.
5.25% (LIBOR 1 Month + 4.25%), 9/01/21 (b)	582	560,279
CS Intermediate Holdco 2 LLC
4.00% (LIBOR 3 Month + 3.00%), 4/04/21 (b)	279	278,323
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (b)	70	65,587

		904,189

Consumer Cyclical - Entertainment - 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
3.00% (LIBOR 3 Month + 2.25%), 5/14/20 (b)	781	748,668
4.00% (LIBOR 3 Month + 3.25%), 5/14/20 (b)	273	269,802

		1,018,470

Consumer Cyclical - Other - 0.6%
Beazer Homes USA, Inc.
6.406% (LIBOR 3 Month + 5.50%), 3/11/18 (b)	263	259,875
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21 (b)	419	409,007
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
3.50% (LIBOR 3 Month + 2.75%), 5/14/20 (b)	485	481,765
Station Casinos LLC
3.75%, 6/08/23 (b)	479	475,580

		1,626,227

Consumer Cyclical - Retailers - 1.0%
Dollar Tree, Inc.
3.50% (LIBOR 1 Month + 2.75%), 7/06/22 (b)	20	20,243
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (b)	416	412,622
Michaels Stores, Inc.
4.00% (LIBOR 1 Month + 3.00%), 1/28/20 (b)	145	145,040

	Principal Amount (000)	U.S. $ Value
NBTY, Inc.
5.00% (LIBOR 2 Month + 4.00%), 5/05/23 (b)	667	660,713
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23 (b)	978	971,265
Petsmart, Inc.
4.25% (LIBOR 3 Month + 3.25%), 3/11/22 (b)	723	719,471

		2,929,354

Consumer Non-Cyclical - 2.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons)
3.75% (LIBOR 3 Month + 2.75%), 12/10/21 (b)	1,858	1,854,876
Acadia Healthcare Company, Inc.
3.75% (LIBOR 1 Month + 3.00%), 2/11/22 (b)	84	82,276
4.50% (LIBOR 1 Month + 3.75%), 2/16/23 (b)	321	318,247
Air Medical Group Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/28/22 (b)	498	485,374
Alere, Inc. (fka IM US Holdings, LLC)
4.25% (LIBOR 1 Month + 3.25%), 6/20/22 (b)	692	687,920
DJO Finance LLC
4.25% (LIBOR 1 Month + 3.25%), 6/08/20 (b)	274	261,052
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.25% (LIBOR 1 Month + 3.25%), 5/25/18 (b)	138	137,586
Grifols Worldwide Operations Limited
3.46% (LIBOR 1 Month + 3.00%), 2/27/21 (b)	156	156,107
Horizon Pharma, Inc.
4.50% (LIBOR 3 Month + 3.50%), 5/07/21 (b)	900	877,826
Kinetic Concepts, Inc.
5.00% (LIBOR 3 Month + 4.00%), 11/04/20 (b)	316	314,618
MPH Acquisition Holdings LLC
5.00% (LIBOR 3 Month + 4.00%), 6/07/23 (b)	682	683,352
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (b)	484	456,831

	Principal Amount (000)		U.S. $ Value
Vizient, Inc.
6.25% (LIBOR 1 Month + 5.25%), 2/13/23 (b)		279	281,046

			6,597,111

Other Industrial - 0.6%
Gardner Denver, Inc.
4.25% (LIBOR 1 Month + 3.25%), 7/30/20 (b)		146	133,962
Gates Global LLC
4.25% (LIBOR 3 Month + 3.25%), 7/06/21 (b)		506	478,678
Manitowoc Foodservice, Inc.
5.75% (LIBOR 1 Month + 4.75%), 3/03/23 (b)		71	71,474
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (b)		368	359,374
Travelport Finance (Luxembourg) S.Ã r.l.
5.00% (LIBOR 3 Month + 4.00%), 9/02/21 (b)		746	741,750
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (b)	EUR	71	74,331

			1,859,569

Technology - 0.7%
Avago Technologies Cayman Holdings Ltd.
4.25% (LIBOR 1 Month + 3.50%), 2/01/23 (b)	U.S.$	269	269,452
BMC Software Finance, Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (b)		655	579,009
MTS Systems Corporation
(LIBOR + 4.25%) 6/28/23 (g)		429	426,964
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (b)		698	697,084

			1,972,509

			19,126,119

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 12/19/16 (b)		330	329,175

Total Bank Loans (cost $19,646,856)			19,455,294

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Risk Share Floating Rate - 2.7%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.936% (LIBOR 1 Month + 2.50%), 7/25/25 (b)(h)(i)	225	224,690
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
2.627% (LIBOR 1 Month + 2.20%), 2/25/24 (b)	485	491,388
Series 2014-DN3, Class M2
2.827% (LIBOR 1 Month + 2.40%), 8/25/24 (b)	465	467,983
Series 2014-HQ1, Class M2
2.927% (LIBOR 1 Month + 2.50%), 8/25/24 (b)	1,420	1,443,166
Series 2014-HQ2, Class M2
2.627% (LIBOR 1 Month + 2.20%), 9/25/24 (b)	1,200	1,200,472
Series 2014-HQ3, Class M2
3.077% (LIBOR 1 Month + 2.65%), 10/25/24 (b)	495	500,023
Series 2015-HQ1, Class M2
2.636% (LIBOR 1 Month + 2.20%), 3/25/25 (b)	901	908,268
Series 2015-HQA2, Class M2
3.236% (LIBOR 1 Month + 2.80%), 5/25/28 (b)	366	374,610
Series 2016-HQA2, Class M2
2.703% (LIBOR 1 Month + 2.25%), 11/25/28 (b)	389	390,739
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.436% (LIBOR 1 Month + 2.00%), 10/25/23 (b)	62	62,829
Series 2014-C01, Class M1
2.036% (LIBOR 1 Month + 1.60%), 1/25/24 (b)	274	275,066
Series 2014-C02, Class 2M1
1.386% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	56	56,030
Series 2015-C02, Class 2M1
1.636% (LIBOR 1 Month + 1.20%), 5/25/25 (b)	330	330,220
Series 2015-C04, Class 1M2
6.136% (LIBOR 1 Month + 5.70%), 4/25/28 (b)	168	173,323
Series 2015-C04, Class 2M2
5.986% (LIBOR 1 Month + 5.55%), 4/25/28 (b)	260	265,234

	Principal Amount (000)	U.S. $ Value
Series 2016-C01, Class 1M2
7.177% (LIBOR 1 Month + 6.75%), 8/25/28 (b)	460	501,760
Series 2016-C01, Class 2M2
7.377% (LIBOR 1 Month + 6.95%), 8/25/28 (b)	203	221,452

Total Collateralized Mortgage Obligations (cost $7,796,169)		7,887,253

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Non-Agency Fixed Rate CMBS - 0.5%
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39	158	160,180
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39	150	151,894
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45	500	500,722
Series 2012-CBX, Class E
5.22%, 6/15/45 (a)	100	99,091
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41	160	157,928
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	483	479,570
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)	30	29,769

Total Commercial Mortgage-Backed Securities (cost $1,582,106)		1,579,154

EMERGING MARKETS - SOVEREIGNS - 0.5%
Argentina - 0.4%
Argentine Republic Government International Bond
6.875%, 4/22/21	453	482,445
Series 1
8.75%, 6/02/17	572	597,168

		1,079,613

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)	240	238,008

Total Emerging Markets - Sovereigns (cost $1,289,106)		1,317,621

GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Notes
3.75%, 11/15/18 (j) (cost $1,246,246)	1,182	1,268,804

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.4%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (cost $1,050,000)		1,050	1,070,452

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
8.375%, 5/23/21 (cost $564,410)		570	588,240

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
6.988% (d)		18,500	482,295
US Bancorp
Series F
6.50%		2,625	80,850

Total Preferred Stocks (cost $572,525)			563,145

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.0%
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(c)(k)(l)(m)	U.S.$	275	32,953
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(k)(l)		425	23,375

			56,328

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		402	399,712

Total Emerging Markets - Corporate Bonds (cost $1,108,780)			456,040

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jul 2016, Exercise Price: $ 199.00 (k)(n)		281	9,554

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 198.00 (k)(n)		253	38,582

Total Options Purchased - Puts (premiums paid $79,091)			48,136

	Shares
SHORT-TERM INVESTMENTS - 13.3%
Investment Companies - 11.3%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.25% (o)(p) (cost $33,343,483)		33,343,483	33,343,483

	Principal Amount (000)
U.S. Treasury Bills - 2.0%
U.S. Treasury Bill
Zero Coupon, 9/22/16 (j) (cost $5,996,127)	U.S.$	6,000	5,996,127

Total Short-Term Investments (cost $39,339,610)			39,339,610

Total Investments - 98.6% (cost $293,097,250) (q)			290,184,553
Other assets less liabilities - 1.4% (r)			4,232,258

Net Assets - 100.0%			$294,416,811

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	19	September 2016	$2,463,351	$2,526,703	$63,352

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	1,688,105	USD	1,464	7/15/16	$(262)
BNP Paribas SA	USD	1,302	MXN	24,694	8/04/16	44,791
BNP Paribas SA	CAD	1,904	USD	1,484	9/08/16	9,590
Goldman Sachs Bank USA	JPY	156,629	USD	1,468	8/05/16	(50,602)
HSBC Bank USA	GBP	9,454	USD	13,661	7/21/16	1,074,000
JPMorgan Chase Bank	USD	1,301	GBP	984	7/21/16	9,508
Royal Bank of Scotland PLC	CNY	9,024	USD	1,383	7/15/16	27,234

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	1,920	GBP	1,329	7/21/16	$(150,730)
Standard Chartered Bank	USD	1,050	GBP	725	7/21/16	(85,025)
Standard Chartered Bank	TWD	45,750	USD	1,402	8/05/16	(20,722)
State Street Bank & Trust Co.	SGD	1,931	USD	1,426	7/15/16	(7,447)
State Street Bank & Trust Co.	EUR	9,614	USD	10,997	7/20/16	322,593
State Street Bank & Trust Co.	USD	3,332	EUR	2,954	7/20/16	(50,970)
State Street Bank & Trust Co.	USD	1,432	NOK	11,837	9/09/16	(17,481)
State Street Bank & Trust Co.	USD	707	SEK	5,808	9/09/16	(18,084)

						$1,086,393

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (n)	281	$193.00	July 2016	$6,171	$(4,074)
SPDR S&P 500 ETF Trust (n)	253	188.00	August 2016	28,831	(17,331)

				$35,002	$(21,405)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 26, 5 Year Index RTP	Citibank, NA	Sell	96.00%	8/17/16	$8,930	$45,543	$(9,523)
Put - iTraxx-XOVER Series 25, 5 Year Index	Deutsche Bank AG	Sell	500.00	8/17/16	6,590	64,607	(23,771)

						$110,150	$(33,294)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.67%	$480	$(27,120)	$(11,325)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	3.99	10,811	(444,872)	(454,648)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	2,950	(93,680)	547

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	4.29%		$1,763	$(55,986)	$(9,604)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		1,762	(55,954)	(10,900)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.76		370	(3,080)	1,212
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40		2,429	143,901	21,260
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		810	33,325	32,701
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		810	33,324	31,939
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		810	33,325	32,909
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		811	33,365	34,683
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		560	23,059	24,257
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		560	23,059	25,121
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		560	23,059	23,779
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		560	23,059	10,283
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		5,759	236,980	289,937
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		925	38,051	43,470
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		1,235	50,802	58,048
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		6,590	209,271	140,355
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.40		1,540	18,626	12,661
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	5.00	2.12	EUR	3	284	(201)
iTraxx-XOVER Series 24, 5 Year Index, 12/20/20*	5.00	3.88		938	47,160	(18,651)
iTraxx-XOVER Series 24, 5 Year Index, 12/20/20*	5.00	3.88		1,112	55,908	(22,200)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	5.00	3.66		6,603	436,612	125,397

					$782,478	$381,030

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$4,200	5/03/26	1.771%	3 Month LIBOR	$(166,376)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/18*	(1.00)%	2.68%		$3,700	$118,512	$58,988	$59,524
Sale Contracts
Barclays Bank PLC
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.34		180	1,223	(1,818)	3,041
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	0.52		180	8,195	(3,093)	11,288
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	0.96		35	2,832	890	1,942
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.11	EUR	326	32,879	31,362	1,517
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.11		$424	42,743	41,182	1,561
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	1.78		230	17,758	7,284	10,474
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.85		140	5,904	389	5,515
Virgin Media Finance PLC, 9.50%, 8/15/20, 6/20/17*	5.00	0.85		200	8,434	1,124	7,310
Citibank, NA
Bombardier, Inc., 7.450%, 5/01/34, 6/20/19*	5.00	4.82		1,000	6,516	57,438	(50,922)
EDP - Energias de Portugal, S.A., 5/21/18, 3/20/19*	5.00	1.26	EUR	630	71,354	72,243	(889)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ThyssenKrupp AG, 4.000%, 8/27/18, 3/20/19*	1.00%	1.22%		EUR	1,050	$(7,863)	$(57,576)	$49,713
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	1.36			40	4,388	2,980	1,408
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.11			670	67,556	68,768	(1,212)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		$1,675	(229,047)	(204,146)	(24,901)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		1,479	(202,245)	(189,714)	(12,531)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		465	(63,586)	(61,021)	(2,565)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	0.96			18	1,456	490	966
Deutsche Bank AG
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00	6.17			510	(13,098)	13,428	(26,526)
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	5.59			295	(5,886)	6,463	(12,349)
Goldman Sachs International
CCO Holdings, LLC, 7.250%, 10/30/17, 3/20/19*	5.00	0.82			300	33,981	16,844	17,137
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		836	(114,318)	(114,034)	(284)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		1,026	(140,337)	(129,793)	(10,544)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	– 0	–		837	(114,455)	(111,189)	(3,266)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	– 0	–%		$986	$(134,830)	$(130,748)	$(4,082)
Teck Resources Ltd., 3.15%, 1/15/17, 6/20/18*	1.00	6.14			2,950	(537,986)	(239,191)	(298,795)
Wendel, 3.750%, 1/21/21, 3/20/19*	5.00	0.73		EUR	1,050	137,158	119,958	17,200
JPMorgan Chase Bank, NA
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.28			$150	3,642	877	2,765
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	0.96			450	36,409	3,271	33,138
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	1.14		EUR	190	18,212	9,512	8,700

						$(944,499)	$(728,832)	$(215,667)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, N.A.
iBoxx $ Liquid High Yield Index	5,844,000	LIBOR	$5,844	9/20/16	$173,719
iBoxx $ Liquid High Yield Index	2,226,000	LIBOR	2,226	9/20/16	53,286
iBoxx $ Liquid High Yield Index	1,391,000	LIBOR	1,391	9/20/16	27,602
JPMorgan Chase Bank, N.A.
iBoxx $ Liquid High Yield Index	2,214,000	LIBOR	2,214	9/20/16	68,000
iBoxx $ Liquid High Yield Index	2,783,000	LIBOR	2,783	9/20/16	39,842
iBoxx $ Liquid High Yield Index	1,392,000	LIBOR	1,392	9/20/16	21,187

					$383,636

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $80,984,765 or 27.5% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2016.
(d)	Variable rate coupon, rate shown as of June 30, 2016.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Fair valued by the Adviser.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.936%, 7/25/25	7/27/15	$225,253	$224,690	0.08%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	3/13/13-3/15/13	434,337	23,375	0.01%

(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Illiquid security.
(n)	One contract relates to 100 shares.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,394,985 and gross unrealized depreciation of investments was $(6,307,682), resulting in net unrealized depreciation of $(2,912,697).
(r)	An amount of U.S. $(36,663) has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Currency Abbreviations:

CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced

Country Breakdown*

June 30, 2016 (unaudited)

66.5%	United States
5.3%	United Kingdom
2.7%	Canada
1.5%	Switzerland
1.3%	Luxembourg
1.1%	Netherlands
1.0%	Ireland
1.0%	France
0.9%	New Zealand
0.8%	Germany
0.5%	Japan
0.5%	Italy
0.5%	Trinidad & Tobago
2.9%	Other
13.5%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Australia, Brazil, Chile, China, Denmark, Finland, Hong Kong, Kenya, Macau, Mexico, Portugal, Singapore and Spain.

AB Bond Fund, Inc. - Limited Duration High Income Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$178,138,355		$1,519,455		$179,657,810
Corporates - Investment Grade		– 0	–	36,952,994		– 0	–	36,952,994
Bank Loans		– 0	–	15,348,327		4,106,967		19,455,294
Collateralized Mortgage Obligations		– 0	–	7,662,563		224,690		7,887,253
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	1,579,154		1,579,154
Emerging Markets - Sovereigns		– 0	–	1,317,621		– 0	–	1,317,621
Governments - Treasuries		– 0	–	1,268,804		– 0	–	1,268,804
Asset-Backed Securities		– 0	–	– 0	–	1,070,452		1,070,452
Governments - Sovereign Agencies		– 0	–	588,240		– 0	–	588,240
Preferred Stocks		563,145		– 0	–	– 0	–	563,145
Emerging Markets - Corporate Bonds		– 0	–	423,087		32,953		456,040
Options Purchased - Puts		– 0	–	48,136		– 0	–	48,136
Short-Term Investments:
Investment Companies		33,343,483		– 0	–	– 0	–	33,343,483
U.S. Treasury Bills		– 0	–	5,996,127		– 0	–	5,996,127

Total Investments in Securities		33,906,628		247,744,254		8,533,671		290,184,553
Other Financial Instruments (a):
Assets:
Futures		63,352		– 0	–	– 0	–	63,352
Forward Currency Exchange Contracts		– 0	–	1,487,716		– 0	–	1,487,716
Centrally Cleared Credit Default Swaps		– 0	–	908,559		– 0	–	908,559
Credit Default Swaps		– 0	–	233,199		– 0	–	233,199
Total Return Swaps		– 0	–	383,636		– 0	–	383,636
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(401,323)		– 0	–	(401,323)
Put Options Written		– 0	–	(21,405)		– 0	–	(21,405)
Credit Default Swaptions Written		– 0	–	(33,294)		– 0	–	(33,294)
Centrally Cleared Credit Default Swaps		– 0	–	(527,529)		– 0	–	(527,529)
Centrally Cleared Interest Rate Swaps		– 0	–	(166,376)		– 0	–	(166,376)
Credit Default Swaps		– 0	–	(448,866)		– 0	–	(448,866)

Total (b)		$33,969,980		$249,158,571		$8,533,671		$291,662,222

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non-Investment Grade		Bank Loans		Collateralized Mortgage Obligation
Balance as of 9/30/15	$2,792,875		$13,623,831		$7,011,920
Accrued discounts/(premiums)	(37,494)		7,745		– 0	–
Realized gain (loss)	(124,013)		(280,967)		7,028
Change in unrealized appreciation/depreciation	154,071		157,668		(8,032)
Purchases/Payups	– 0	–	3,925,616		– 0	–
Sales/Paydowns	(1,265,984)		(5,174,220)		(571,841)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(8,152,706)		(6,214,385)

Balance as of 6/30/16	$1,519,455		$4,106,967		$224,690

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$17,223		$22,030		$(269)

	Commercial Mortgage-Backed Securities		Asset-Backed Securities			Emerging Markets - Corporate Bonds
Balance as of 9/30/15	$2,963,129		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	(205)			– 0	–		(95)
Realized gain (loss)	(95,365)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(16,216)			20,452			(59,494)
Purchases/Payups	– 0	–		1,050,000			– 0	–
Sales/Paydowns	(1,272,189)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		92,542
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 6/30/16	$1,579,154			$1,070,452			$32,953

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(34,903)			$20,452			$(59,494)

	Total
Balance as of 9/30/15	$26,391,755
Accrued discounts/(premiums)	(30,049)
Realized gain (loss)	(493,317)
Change in unrealized appreciation/depreciation	248,449
Purchases/Payups	4,975,616
Sales/Paydowns	(8,284,234)
Transfers in to Level 3	92,542	(a)
Transfers out of Level 3	(14,367,091	)(b)

Balance as of 6/30/16	$8,533,671

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(34,961)

(a)	There were deminimis transfers from Level 2 to Level 3 during the reporting period.
(b)	An amount of $14,367,091 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of June 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$27,141	$140,559	$134,357	$33,343	$81

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016